STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES




                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2005

                GROWTH INSTITUTIONAL PORTFOLIO AND S&P 500 INDEX
              COMPARISON OF CHANGE IN VALUE OF $250,000 INVESTMENT




[GRAPHIC OMITTED]



           AVERAGE ANNUAL RETURN             END OF PERIOD (12/31/2005) VALUES
           ---------------------             ---------------------------------
           1 Year         5.71%              Growth Institutional   $756,880.63
           5 Years        1.18%              S&P 500                $848,764.88
           Life of Fund   9.48%


                   GROWTH RETAIL PORTFOLIO AND S&P 500 INDEX
     COMPARISON OF CHANGE IN VALUE OF $9,550 INVESTMENT (NET OF SALES LOAD)



[GRAPHIC OMITTED]




           AVERAGE ANNUAL RETURN             END OF PERIOD (12/31/2005) VALUES
           ---------------------             ---------------------------------
           1 Year         5.72%              Growth Retail          $13,921.55
           5 Years        1.04%              S&P 500                $13,904.98
           Life of Fund   4.84%

Results for the Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2005. Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 2005.

                  GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO
               AND MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX
                COMPARISON OF CHANGE IN VALUE OF $250,000 INVESTMENT




[GRAPHIC OMITTED]




 AVERAGE ANNUAL RETURN   END OF PERIOD (12/31/2005) VALUES
 ---------------------   -------------------------------------------------------
 1 Year        0.95%     Government Securities Institutional         $420,779.60
 5 Years       3.56%     Merrill Lynch U.S. Treasury Inter-Term Bond $458,163.68
 Life of Fund  4.35%


                     GOVERNMENT SECURITIES RETAIL PORTFOLIO
               AND MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX COMPARISON OF CHANGE IN VALUE OF $9,700 INVESTMENT (NET OF SALES LOAD)



[GRAPHIC OMITTED]



 AVERAGE ANNUAL RETURN   END OF PERIOD (12/31/2004) VALUES
 ---------------------   -------------------------------------------------------
 1 Year        0.95%     Government Securities Retail                 $13,124.88
 5 Years       3.36%     Merrill Lynch U.S.Treasury Inter-Term Bond   $14,185.78
 Life of Fund  3.87%

Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2005. Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2005.

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

                                GROWTH PORTFOLIO

                                                   PERCENT OF
   SHARES            COMMON STOCK - 96.91%         NET ASSETS   FAIR VALUE
   ------            ---------------------         ----------   ----------

              APPAREL & ACCESSORIES                   1.51%
              ---------------------
   29,000     Coach, Inc.*                                        $966,860

              AUTO/TRUCK/PARTS                        0.56%
              ----------------
   12,000     CLARCOR, Inc.                                        356,520

              BIOTECHNOLOGY                           1.36%
              -------------
   11,000     Amgen, Inc.*                                         867,460

              BROADCASTING/MEDIA                      0.44%
              ------------------
   11,000     Comcast Corp. *                                      282,590

              CHEMICALS                               2.43%
              ---------
   10,000     Dow Chemical Company                                 438,200
   21,000     Praxair, Inc.                                      1,112,160
                                                                 ---------
                                                                 1,550,360

              COMMUNICATIONS EQUIPMENT                1.57%
              ------------------------
   14,000     Cisco Systems, Inc.*                                 239,680
   15,000     Juniper Networks*                                    334,500
   10,000     Qualcomm, Inc.                                       430,800
                                                                 ---------
                                                                 1,004,980

              COMPUTER PRODUCTS                       1.62%
              -----------------
   14,000     Dell Computers *                                     419,860
   45,000     EMC Corp.*                                           612,900
                                                                 ---------
                                                                 1,032,760

              COMPUTER SOFTWARE                       1.39%
              -----------------
   34,000     Microsoft Corp.                                      889,100

              CONSUMER GOODS                          1.81%
              --------------
   20,000     Procter Gamble Co.                                 1,157,600

              COSMETICS/PERSONAL CARE                 0.54%
              -----------------------
   12,000     Avon Products, Inc.                                  342,600

              DIVERSIFIED OPERATIONS                  2.92%
              ----------------------
       16     Berkshire Hathaway, Inc.*                          1,417,920
   12,000     Honeywell International, Inc.                        447,000
                                                                 ---------
                                                                 1,864,920

              ELECTRIC UTILITIES                      0.65%
              ------------------
   15,000     Duke Energy Corp.                                    411,750

              ENTERTAINMENT/LEISURE                   2.09%
              ---------------------
   25,000     Carnival Corp.                                    $1,336,750

              FINANCIAL SERVICES                      9.12%
              ------------------
   27,000     Citigroup, Inc.                                    1,310,310
   27,000     Marsh & McLennan Companies, Inc.                     857,520
   19,000     Merrill Lynch & Co., Inc.                          1,286,870
   24,000     SLM Corp.                                          1,322,160
   35,000     US Bank                                            1,046,150
                                                                 ---------
                                                                 5,823,010

              FOOD/BEVERAGE/TOBACCO                   3.58%
              ---------------------
   25,000     Pepsico, Inc.                                      1,477,000
   26,000     Sysco Corporation                                    807,300
                                                                 ---------
                                                                 2,284,300

              GAS UTILITIES                           2.37%
              -------------
   20,000     Questar Corp.                                      1,514,000

              INSURANCE                               7.48%
              ---------
   12,000     Aetna, Inc.                                        1,131,720
   17,000     American International Group, Inc.                 1,159,910
   40,000     UnitedHealth Group, Inc.                           2,485,600
                                                                 ---------
                                                                 4,777,230

              IRON/STEEL PRODUCERS                    1.05%
              --------------------
   10,000     Nucor Corp.                                          667,200

              MACHINE/TOOLS                           0.90%
              -------------
   10,000     Caterpillar, Inc.                                    577,700

              MANUFACTURING                           4.16%
              -------------
   12,000     Danaher Corp.                                        669,360
   41,000     General Electric Co.                               1,437,050
   16,000     Pentair, Inc.                                        552,320
                                                                 ---------
                                                                 2,658,730

              MEDICAL SUPPLIES/SERVICES               6.22%
              -------------------------
   10,000     Biomet, Inc.                                         365,700
   14,000     Dentsply, Inc.                                       751,660
   16,000     Medtronic, Inc.                                      921,120
   22,000     Quest Diagnostics, Inc.                            1,132,560
   18,000     Stryker Corporation                                  799,740
                                                                 ---------
                                                                 3,970,780

              METALS/MINING                           3.81%
              -------------
   10,000     Freeport McMoran Copper & Gold, Inc.                $538,000
   23,000     Peabody Energy Corp.                               1,895,660
                                                                 ---------
                                                                 2,433,660

              MULTIMEDIA                              0.96%
              ----------
   35,000     Time Warner, Inc. *                                  610,400

              OIL                                     7.23%
              ----
    5,000     Anadarko Petroleum Corp.                             473,750
   12,000     Apache Corporation                                   822,240
   17,000     ConocoPhillips                                       989,060
   14,000     Exxon Mobil Corp.                                    786,380
   12,000     Halliburton Co.                                      743,520
   10,000     Occidental Petroleum Corp.                           798,800
                                                                 ---------
                                                                 4,613,750

              PHARMACEUTICAL/MEDICAL                  5.76%
              ----------------------
   20,000     Abbott Laboratories                                  788,600
    8,000     Genentech, Inc.*                                     740,000
   15,000     Medco Health Solutions, Inc.*                        837,000
   18,000     Omnicare, Inc.                                     1,029,960
   12,000     Pfizer, Inc.                                         279,840
                                                                 ---------
                                                                 3,675,400

              PRECISION INSTRUMENT                    0.47%
              --------------------
    8,000     Waters Corp.*                                        302,400

              RESTAURANT/FOOD SERVICE                 1.18%
              -----------------------
   25,000     Starbucks Corp. *                                    750,250

              RETAIL STORE                           10.05%
              ------------
    8,000     Autozone, Inc.*                                      734,000
   22,000     Best Buy Company, Inc.                               956,560
   14,000     Chico's FAS, Inc.*                                   615,020
   50,000     CVS Corp.                                          1,321,000
   18,000     Lowe's Companies, Inc.                             1,199,880
   40,000     Staples, Inc.                                        908,400
    9,000     Walgreen Co.                                         398,340
    6,000     Wal-Mart Stores, Inc.                                280,800
                                                                 ---------
                                                                 6,414,000

              SCHOOLS                                 0.38%
              -------
    4,000     Apollo Group, Inc.*                                  241,840

              SEMICONDUCTORS                          4.90%
              --------------
   40,000     Flextronics International Ltd.*                     $417,600
   28,000     Intel Corp.                                          698,880
   16,000     Linear Technology Corp.                              577,120
   15,000     QLogic Corp.*                                        487,650
   20,000     Texas Instruments, Inc.                              641,400
   12,000     Xilinx, Inc.                                         302,520
                                                                 ---------
                                                                 3,125,170

              TELECOMMUNICATIONS                      1.46%
              ------------------
   40,000     Sprint Corp.                                         934,400

              TOOLS                                   2.32%
              -----
   17,000     Black & Decker Corp.                               1,478,320

              TRANSPORTATION                          3.76%
              --------------
    9,000     Fedex Corp.                                          930,510
   21,000     Southwest Airlines, Inc.                             345,030
   14,000     Union Pacific Corp.                                1,127,140
                                                                 ---------
                                                                 2,402,680

              WEB PORTALS/ISP                         0.86%
              ---------------
   14,000     Yahoo, Inc. *                                        548,520


                    OTHER SECURITIES - 3.27%
2,086,380     Federated U.S. Treasury Cash Reserves   3.27%      2,086,380
                                                                 ---------



              Total investments in securities
                (cost $50,803,428)                  100.18%    $63,954,370
              Cash                                    0.10%         62,971
              Other assets, less liabilities          (.28%)      (180,064)
                                                    -------    -----------
              NET ASSETS                            100.00%    $63,837,277
                                                    =======    ===========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

                         GOVERNMENT SECURITIES PORTFOLIO

PRINCIPAL                                          PERCENT OF
 AMOUNT                                            NET ASSETS   FAIR VALUE
 ------                                            ----------   ----------

           GOVERNMENT AGENCY BONDS                  45.46%
           -----------------------
$1,000,000 Federal Farm Credit Bank  2.50%  due  3/15/06              $995,770
3,500,000  Federal Home Loan Bank 5.375% due 5/15/06                 3,509,366
1,500,000  Federal Home Loan Bank  6.09%  due 6/02/06                1,508,927
2,000,000  Federal Home Loan Bank  3.625%  due 11/14/08              1,943,712
1,000,000  Federal Home Loan Bank 4.50% due 9/26/08                    989,486
3,000,000  Federal Home Loan Bank 4.875% due 5/15/07                 3,003,648
2,000,000  Federal Home Loan Bank  4.50%  due 8/14/09                1,983,642
1,000,000  Federal Home Loan Mtg.  2.85%  due 2/23/07                  978,883
1,000,000  Federal Home Loan Mtg.  5.81% due 4/04/08                 1,022,524
3,000,000  Federal National Mtg. Assn 2.35% due 7/28/06              2,961,975
3,000,000  Federal National Mtg. Assn 3.25%  due 11/15/07            2,920,665
                                                                     ---------
                                                                    21,818,598

           MORTGAGE BACKED SECURITIES               33.10%
           --------------------------
 405,169   Federal Home Loan Mtg. Pool 6.00%  due 3/01/17              413,706
 638,164   Federal Home Loan Mtg. Pool 5.50%  due 11/01/16             642,884
 576,305   Federal Home Loan Mtg. Pool 5.50%  due 9/01/17              580,285
1,310,635  Federal Home Loan Mtg. Pool 5.00%  due 2/01/18            1,300,183
4,598,585  Federal Home Loan Mtg. Pool 4.00%  due 5/01/19            4,389,396
 651,678   Federal Home Loan Mtg. Pool 5.00%  due 10/01/12             650,727
  93,100   Federal National Mtg. Assn. Pool 5.50%  due 3/01/17          93,773
 380,186   Federal National Mtg. Assn. Pool 6.00%  due 6/01/16         388,727
 892,070   Federal National Mtg. Assn. Pool 4.50%  due 5/15/15         877,279
 363,208   Federal National Mtg. Assn. Pool 6.00%  due 12/01/16        371,393
 987,193   Government National Mtg. Assn. Pool 4.00%  due 8/20/32      986,919
1,969,363  Government National Mtg. Assn. Pool 5.00%  due 11/15/33   1,946,929
 846,132   Government National Mtg. Assn. Pool 3.50% due 8/20/34       817,968
2,467,924  Government National Mtg. Assn. Pool 4.50% due 5/15/18     2,422,342
                                                                   -----------
                                                                    15,882,511

           TREASURY NOTES/BONDS                     14.52%
           --------------------
1,000,000  US Treasury Note  3.125%  due 10/15/08                      967,305
3,000,000  US Treasury Note  3.375%  due 9/15/09                     2,899,806
1,000,000  US Treasury Note  2.50%  due 10/31/06                       984,570
2,100,000  US Treasury Inflation Protected Security 1.875%
            due 7/15/15                                              2,115,270
                                                                     ---------
                                                                     6,966,951

           CORPORATE BONDS                           5.10%
           ---------------
1,500,000  Caterpillar 4.50% due 6/15/09                             1,479,132
1,000,000  Glaxosmithkline 2.375% due 4/16/07                          970,349
                                                                     ---------
                                                                     2,449,481

  SHARES   OTHER SECURITIES                          1.44%
  ------   ----------------
 691,899   Federated U.S. Treasury Cash Reserves                       691,899
                                                                     ---------


           Total investments in securities
            (cost $48,482,954                       99.62%         $47,809,440
           Cash                                      0.05%              22,586
           Other assets, less liabilities            0.33%             158,464
                                                     -----         -----------
           TOTAL NET ASSETS                        100.00%         $47,990,490
                                                   =======         ===========


                               STRATUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2005
                                   (Unaudited)

                                                                                GOVERNMENT
                                                                    GROWTH      SECURITIES
                                                                   PORTFOLIO     PORTFOLIO
                                                                 -------------  -----------
Assets:
         Investments in securities at fair value
            (cost $50,803,428 and $48,482,954)                   $63,954,370   $47,809,440
         Cash                                                         62,971        22,586
         Accrued interest and dividends receivable                    63,868       311,945
                                                                 ------------  ------------
            Total assets                                         $64,081,209   $48,143,971
                                                                 ============  ============
LIABILITIES:
         Accrued expenses, including investment management
            and distribution expense payable to adviser,
            administrator and distributor (note 4)                    60,217        34,494
         Payable to shareholders-terminated agreements (note 4)      183,715       118,987
                                                                 ------------  ------------
            Total liabilities                                        243,932       153,481
                                                                 ------------  ------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK               $63,837,277   $47,990,490
                                                                 ============  ============
NET ASSETS ARE REPRESENTED BY:
         Capital stock, authorized 20 million and
            10 million shares; outstanding,
            at $.001 par (note 6)                                     $3,925        $4,935
         Additional paid-in capital                               53,427,397    48,928,607
         Accumulated undistributed net investment loss                (8,010)      (25,594)
         Accumulated net realized loss on investments             (2,736,977)     (243,944)
         Unrealized appreciation (depreciation) (note 5)          13,150,942      (673,514)
                                                                 -----------   ------------
            Total net assets applicable to shares outstanding    $63,837,277   $47,990,490
                                                                 ============  ============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
         Institutional shares of Capital Stock outstanding         3,887,212     4,931,129
         Net Asset Value and offering price per
         share - Institutional shares                                 $16.26         $9.72
                                                                      =======        =====

         Retail shares of Capital Stock outstanding                   38,146         4,329
         Net Asset Value per share - Retail shares                    $16.06         $9.72
         Maximum sales charge (note 4)                                  0.76          0.30
                                                                      -------       ------
         Maximum offering price to public                             $16.82        $10.02
                                                                      =======       ======

         See accompanying notes to financial statements

                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                GOVERNMENT
                                                                    GROWTH      SECURITIES
                                                                   PORTFOLIO     PORTFOLIO
                                                                  ------------  -----------
INVESTMENT INCOME:
         Dividends                                                   $368,987       $18,653
         Interest                                                       5,497       963,448
                                                                    ---------      --------
            Total investment income                                  $374,484      $982,101
                                                                    =========      ========
EXPENSES:
         Investment advisory fees                                    $239,398      $124,937
         Administration fees                                           79,800        62,469
         Accounting                                                    14,061        11,029
         Securities pricing                                             2,800         2,591
         Other operating expenses                                      46,436        37,133
                                                                     --------     ---------
            Total expenses                                            382,495       238,159
                                                                     --------     ---------
            Net investment income (loss)                              ($8,011)     $743,942
                                                                     ========     =========
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 5):
         Net realized gain (loss)                                  $1,917,278      ($43,079)
         Net unrealized appreciation (depreciation)
            Beginning of period                                    11,629,532        21,268
            End of period                                          13,150,942      (673,514)
                                                                  -----------     ---------
               Net unrealized appreciation (depreciation)           1,521,410      (694,782)
                                                                  -----------     ---------
               Net realized and unrealized gain (loss)
               on investments                                       3,438,688      (737,861)
                                                                  -----------     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $3,430,677        $6,081
                                                                  ===========     =========


         See accompanying notes to financial statements


                               STRATUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                   Six Months Ended December 31, 2005 and the
                            Year ended June 30, 2005

                                                                                       GOVERNMENT
                                                        GROWTH PORTFOLIO         SECURITIES PORTFOLIO
                                                    -------------------------  -------------------------
                                                          PERIOD ENDED               PERIOD ENDED
                                                    DECEMBER 31,   YEAR ENDED   DECEMBER 31, YEAR ENDED
                                                        2005         JUNE 30,       2005      JUNE 30,
                                                    (UNAUDITED)       2005      (UNAUDITED)      2005
                                                    ------------- -----------  ------------- -----------
OPERATIONS:
       Net investment income (loss)                      ($8,011)    $38,961       $743,942  $ 1,568,274
       Net realized gain (loss) on investments         1,917,278   3,636,246        (43,079)      (1,898)
       Unrealized appreciation (depreciation)          1,521,410     855,646       (694,782)    (113,733)
                                                    ------------- -----------  ------------- -----------
          Net increase in net assets resulting
          from operations                              3,430,677   4,530,853          6,081    1,452,643

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
          Institutional Class                             36,657       1,918        786,316    1,584,738
          Retail Class                                       363          23            710        1,525
                                                         -------      ------       --------  -----------
                                                          37,020       1,941        787,026    1,586,263
                                                         -------      ------       --------  -----------
       Total distribution                                 37,020       1,941        787,026    1,586,263
                                                         -------      ------       --------  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
       Proceeds from sales                             4,093,585   8,300,443      4,002,476    8,929,530
       Payment for redemptions                        (5,467,921) (8,818,823)    (6,569,111) (11,664,080)
       Reinvestment of net investment income              27,151       1,417        554,135    1,085,479
                                                         -------  ----------     ----------  -----------
            Total decrease from capital
            share transactions                        (1,347,185)   (516,963)    (2,012,500)  (1,649,071)
                                                      ----------- ----------    -----------  -----------
            Total increase (decrease) in net assets    2,046,472   4,011,949     (2,793,445)  (1,782,691)

NET ASSETS:
       Beginning of period                            61,790,805  57,778,856     50,783,935   52,566,626
                                                     ----------- -----------    -----------  -----------
       End of period                                $ 63,837,277 $61,790,805    $47,990,490  $50,783,935
                                                    ============ ===========    ===========  ===========

UNDISTRIBUTED NET INVESTMENT INCOME:                $          -    $ 37,020    $        -   $    25,035
                                                    ============   =========    ===========  ===========

       See accompanying notes to financial statements

                                                    STRATUS FUND, INC.
                                                   FINANCIAL HIGHLIGHTS
                                           Six Months Ended December 31, 2005
                                             and the Years Ended June 30, 2005,
                                                 2004, 2003, 2002, and 2001

                                            GROWTH PORTFOLIO - INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------

                                                 PERIOD ENDED
                                                 DEC. 31, 2005
                                                   (UNAUDITED)        2005          2004             2003       2002         2001
                                                 -------------    -----------   ------------     ----------  -----------  ---------
Net asset value:
   Beginning of period                                $15.41          $14.29        $11.78        $12.27      $14.05        $17.99
   Income from investment options
      Net investment income (loss)                     (0.01)           0.01         (0.02)         0.00        0.00          0.01
      Net realized and unrealized gain (loss)
      on investments                                    0.87            1.11          2.53         (0.49)      (1.77)        (2.20)
                                                       -----           -----         -----         ------      ------       ------
   Total income (loss) from investment operations       0.86            1.12          2.51         (0.49)      (1.77)        (2.19)
                                                       -----           -----         -----         ------      ------       ------
   Less distributions
   Dividends from net investment income                (0.01)           0.00 (a)      0.00 (a)      0.00        0.00         (0.01)

   Distribution from capital gains                      0.00            0.00          0.00          0.00        0.00         (1.74)

   Tax return of capital                                0.00            0.00          0.00          0.00       (0.01)         0.00
                                                       -----           -----         -----         -----       ------       ------
      Total distributions                              (0.01)           0.00          0.00          0.00       (0.01)        (1.75)
                                                       ------          -----         -----         -----       ------       ------
   End of period                                      $16.26          $15.41        $14.29        $11.78      $12.27        $14.05

TOTAL RETURN:                                           5.64%           7.84%        21.31%        (3.99%)    (12.63%)      (12.76%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period                     $63,224,651     $61,105,824   $56,946,741   $47,152,162 $50,848,523   $59,406,608
   Ratio of expenses to average net assets              1.20%(b)        1.14%         1.17%         1.09%       1.10%         1.10%
   Ratio of net investment income (loss) to
   average net assets                                  (0.03%)(b)       0.07%        (0.14%)        0.01%      (0.01%)        0.04%
   Portfolio turnover rate                             16.97%          53.01%        50.68%       113.06%      92.57%       153.17%


   Ratios calculated on average shares outstanding

   (a)Distributions represent less than 1/2 of 1(cent)
   (b)Annualized for those periods less than twelve months in duration


   See accompanying notes to financial statements


                                                   STRATUS FUND, INC.
                                                 FINANCIAL HIGHLIGHTS
                                          Six Months Ended December 31, 2005 and
                                              the Years Ended June 30, 2005,
                                                 2004, 2003, 2002, and 2001

                                              GROWTH PORTFOLIO - RETAIL CLASS
---------------------------------------------------------------------------------------------------------------------------------

                                                  PERIOD ENDED
                                                 DEC. 31, 2005
                                                   (UNAUDITED)      2005          2004          2003         2002         2001
                                                 -------------  ------------  -----------   -----------   -----------   ---------
Net asset value:
   Beginning of period                              $15.21        $14.09       $11.59        $12.12        $13.93        $17.93
   Income from investment options
      Net investment income (loss)                   (0.01)         0.01        (0.03)        (0.03)        (0.04)        (0.04)
      Net realized and unrealized gain (loss)
      on investments                                  0.87          1.11         2.53         (0.50)        (1.76)        (2.20)
                                                     -----         -----        -----         ------        ------        ------
   Total income (loss) from investment operations     0.86          1.12         2.50         (0.53)        (1.80)        (2.24)
                                                     -----         -----        -----         ------        ------       ------

   Less distributions
   Dividends from net investment income              (0.01)         0.00 (b)     0.00 (b)      0.00          0.00          0.00

   Distribution from capital gains                    0.00          0.00         0.00          0.00          0.00         (1.76)

   Tax return of capital                              0.00          0.00         0.00          0.00         (0.01)         0.00
                                                     ------        -----        -----         -----         ------        ------
      Total distributions                            (0.01)         0.00         0.00          0.00         (0.01)        (1.76)
                                                     ------        -----        -----         -----         ------        ------

   End of period                                    $16.06  (a)   $15.21 (a)   $14.09 (a)    $11.59  (a)   $12.12  (a)   $13.93 (a)

TOTAL RETURN:                                         5.65% (a)     7.95%(a)    21.58%(a)    (4.37%) (a)   (13.02%)(a)   (13.10%)(a)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period                      $612,626      $684,981     $832,115      $747,675      $954,146    $1,259,412
   Ratio of expenses to average net assets            1.20% (c)     1.14%        1.29%         1.39%         1.40%         1.40%
   Ratio of net investment income (loss) to
   average net assets                                 0.03%)(c)     0.07%       (0.27%)       (0.29%)       (0.31%)       (0.26%)
   Portfolio turnover rate                           16.97%        53.01%       50.68%       113.06%        92.57%       153.17%


         Ratios calculated on average shares outstanding

         (a)Excludes maximum sales load of 4.5%
         (b)Distributions represent less than 1/2 of 1(cent)
         (c)Annualized for those periods less than twelve months in duration

         See accompanying notes to financial statements

                                                  STRATUS FUND, INC.
                                                  FINANCIAL HIGHLIGHTS
                                          Six Months Ended December 31, 2005 and
                                           the Years Ended June 30, 2005, 2004,
                                                     2003, 2002, and 2001

                                  GOVERNMENT SECURITIES PORTFOLIO - INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------

                                                  PERIOD ENDED
                                                  DEC. 31, 2005
                                                   (UNAUDITED)         2005          2004          2003          2002        2001
                                                   -------------   -------------  ------------  ------------  ----------- ---------
Net asset value:
   Beginning of period                                 $9.88            $9.90        $10.23        $10.13        $9.95       $9.64
   Income from investment options
      Net investment income                             0.15             0.30          0.32          0.39         0.47        0.52
      Net realized and unrealized gain (loss)
      on investments                                   (0.15)           (0.02)        (0.33)         0.10         0.17        0.30
                                                       ------          -------        ------        -----        -----        -----
   Total income (loss) from investment operations       0.00             0.28         (0.01)         0.49         0.64        0.82
                                                       ------          -------        ------        -----        -----        -----
   Less distributions
   Dividends from net investment income                (0.16)          (0.30)         (0.32)        (0.39)       (0.46)      (0.51)
                                                       ------          -------        ------        ------       ------      ------
      Total distributions                              (0.16)          (0.30)         (0.32)        (0.39)       (0.46)      (0.51)
                                                       ------          -------        ------        ------       ------       ------
   End of period                                       $9.72            $9.88         $9.90        $10.23       $10.13       $9.95

TOTAL RETURN:                                          (0.03%)           2.91%        (0.04%)        4.90%        6.59%       8.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period                     $47,948,395      $50,737,390   $52,508,132   $58,985,045  $44,741,225 $36,158,350
   Ratio of expenses to average net assets              0.95% (a)        0.89%         0.91%         0.83%        0.85%       0.86%
   Ratio of net investment income to
   average net assets                                   2.98% (a)        3.03%         3.21%         3.82%        4.64%       5.26%
   Portfolio turnover rate                              4.27%            8.03%        38.96%        21.68%       36.61%     109.69%


   Ratios calculated on average shares outstanding

   (a)Annualized for those periods less than twelve months in duration

   See accompanying notes to financial statements

                                                  STRATUS FUND, INC.
                                                  FINANCIAL HIGHLIGHTS
                                          Six Months Ended December 31, 2005 and
                                            the Years Ended June 30, 2005, 2004,
                                                   2003, 2002, and 2001

                                     GOVERNMENT SECURITIES PORTFOLIO - RETAIL CLASS
-----------------------------------------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED
                                                     DEC. 31, 2005
                                                      (UNAUDITED)      2005        2004          2003         2002         2001
                                                      ------------  ----------  -----------   ----------   -----------  ----------
Net asset value:
   Beginning of period                                 $9.88           $9.90       $10.23       $10.13         $9.95       $9.64
   Income from investment options
      Net investment income                             0.15            0.30         0.30         0.36          0.44        0.48
      Net realized and unrealized gain (loss)
      on investments                                   (0.15)          (0.02)       (0.35)        0.09          0.17        0.31
                                                       ------          ------       ------       -----         -----        ----
   Total income (loss) from investment operations       0.00            0.28        (0.05)        0.45          0.61        0.79
                                                       ------           -----       ------       -----         -----        ----
   Less distributions
   Dividends from net investment income                (0.16)          (0.30)       (0.28)       (0.35)        (0.43)      (0.48)
                                                       ------          ------       ------       ------       -------      ------
      Total distributions                              (0.16)          (0.30)       (0.28)       (0.35)        (0.43)      (0.48)
                                                       ------          ------       ------       ------       -------      ------
   End of period                                       $9.72   (a)     $9.88 (a)    $9.90  (a)  $10.23  (a)   $10.13 (a)   $9.95 (a)

TOTAL RETURN:                                          (0.03%) (a)      2.94%(a)    (0.26%)(a)    4.56% (a)     6.28%(a)    8.45%(a)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period                         $42,095         $46,545      $58,494     $260,342      $171,283    $155,063
   Ratio of expenses to average net assets              0.95%  (b)      0.89%        1.15%        1.13%         1.15%       1.16%
   Ratio of net investment income to
   average net assets                                   2.98%  (b)      3.03%        2.97%        3.52%         4.34%       4.96%
   Portfolio turnover rate                              4.27%           8.03%       38.96%       21.68%        36.61%    1 09.69%


   Ratios calculated on average shares outstanding

   (a)Excludes maximum sales load of 3.0%
   (b)Annualized for those periods less than twelve months in duration


   See accompanying notes to financial statements


                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


1.      ORGANIZATION
        Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2005, the following series were authorized and had shares outstanding:

            Growth Portfolio                 Government Securities Portfolio

        Both the Growth Portfolio and the Government Securities Portfolio (collectively the Portfolios) have two classes of shares authorized and outstanding: retail and institutional.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
        The following is a summary of significant accounting policies employed by the Fund in preparing its Portfolios' financial statements.

        USE OF ESTIMATES: In preparing its Portfolios' financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

        VALUATION OF INVESTMENTS
        Investment securities are carried at fair value determined using the following valuation methods:

        o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

        o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

        o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

        All securities are valued at the close of each business day.

        The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2005, the Growth Portfolio had no such exchange traded options nor were any purchased during the six months then ended.

        The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received. The Portfolios did not enter into any short sale transactions for the six months ended December 31, 2005.

        SECURITY TRANSACTIONS AND INVESTMENT INCOME
        Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and accretion of discount is accrued daily using the constant yield method. Realized investment gains and losses are determined by specifically identifying the issue sold.

        EXPENSES
        With the exception of class specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets. Class specific expenses are borne solely by that class.

        FEDERAL INCOME TAXES
        It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized capital loss carry forwards have been offset or expired.

        DISTRIBUTION TO SHAREHOLDERS
        Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth Portfolio declares dividends semi-annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

3.      FEDERAL INCOME TAX INFORMATION
        Distributions paid during the years ended June 30, 2005 and 2004, totaled $1,941 and $2,460 for the Growth Portfolio, respectively, and $1,586,263 and $1,792,748 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes.

        The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

        As of the latest period available, June 30, 2005, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

                                              Growth       Government Securities
                                              ------       ---------------------
        Federal tax cost of investments     $50,103,774        $50,113,788
                                            ===========        ===========

        Unrealized appreciation             $13,268,124        $   331,888
        Unrealized depreciation              (1,638,592)          (310,620)
                                            ------------       -----------
        Net unrealized appreciation         $11,629,532        $    21,268
                                            ============       ============

        As of June 30, 2005 the components of distributable earnings on a tax basis were as follows:
                                           Growth          Government Securities
                                           ------          ---------------------
        Net unrealized appreciation      $11,629,532            $  21,268
                                         ===========            =========
        Undistributed ordinary income    $    37,020            $  25,035
                                         ===========            ==========
        Accumulated capital losses       $(4,654,254)           $(198,756)
                                         ============           ===========

        The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes for the Government Securities Portfolio is attributable to the deferral of capital losses occurring subsequent to October 31, 2004 of $9,655 for tax purposes. For tax purposes, such losses will be realized in the year ending June 30, 2005. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The Growth Portfolio had unused capital loss carryforwards of $4,654,254, available for federal income tax purposes at June 30, 2005, which expire in 2011. The Government Securities Portfolio had unused capital loss carryforwards of $198,756, available for federal income tax purposes, at June 30, 2005, which expire as follows: $992 in 2006, $42,576 in 2008, $55,501 in 2011,
        $75,380 in 2012, and $24,307 in 2013.

        The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statements and income tax purposes, and may result in reclassification among certain capital accounts on the financial statements.


4.      FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
        Investment Advisory Services
        The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Adviser) as the investment adviser for the Fund's assets.

        Under the investment advisory agreement the Adviser is to receive fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

                        Portfolio                   Annual Fee Rate
                        ----------------------      ---------------
                        Growth                              .75%
                        Government Securities               .50%

4.      FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
        Prior Advisory Agreement
        At a meeting held on September 15, 2003, the Fund's Board of Directors determined that the investment advisory agreements between the Fund and the Adviser for the Growth Portfolio and the Government Securities Portfolio dated October 30, 1992 and August 1, 1993, had terminated by their own terms. Those investment advisory agreements terminated because a majority of the Fund's independent directors were not present at the Board of Directors meeting held on July 20, 2001, at which the renewal of the agreements was approved, as required by the Investment Company Act. At its meeting on September 15, 2003, the Board of Directors approved a new investment advisory agreement with the Adviser for the Growth Portfolio and the Government Securities Portfolio having the same terms as the prior advisory agreements. The Board of Directors further recommended that the shareholders of the Fund approve the new investment advisory agreement at a special shareholders meeting, as required by the Investment Company Act. The new advisory agreement was approved by shareholders at a meeting held on February 26, 2004.

        Because of the inadvertent failure by the Board of Directors to properly approve continuation of the original advisory agreements, the Fund did not have valid advisory agreements for the Growth Portfolio and the Government Securities Portfolio for the period from August 1, 2001 through February 29, 2004. The staff of the Securities and Exchange Commission has interpreted Section 15 of the Investment Company Act of 1940 to only permit an investment adviser to be paid the lesser of its costs in providing investment advisory services to a fund or the amount of the advisory fee called for under an advisory agreement in circumstances where the advisory agreement has terminated. The staff has also indicated than an adviser may be paid that amount only if the payment is approved by shareholders.

        In accordance with those interpretations, the Fund, the Adviser, Nelnet Capital, LLC, the Fund's principal underwriter, and Cornhusker Bank in its capacity as escrow agent entered into an Escrow Agreement dated December 20, 2004. Pursuant to the Escrow Agreement, the Adviser delivered to the Escrow Agent the sum of $1,641,976 representing all of the advisory fees paid by the Fund to the Adviser during the period from August 1, 2001 through February 29, 2004. Nelnet Capital, LLC delivered to the Escrow Agent the sum of $6,900 representing all of the distribution fees paid by the Fund after the inadvertent termination of the Fund's distribution plan, described below.

        Under the terms of the Escrow Agreement, the Adviser, in consultation with the Fund, determined that its costs of providing advisory services during the period from August 1, 2001 through February 29, 2004, were lower than the fees paid, and the difference in the amount of $295,802 was released from escrow and paid to the Fund on January 26, 2005

4. FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED) for distribution to shareholders. The Fund held a special meeting of the shareholders of the Portfolios on May 12, 2005 to consider a proposal to permit the Advisor to receive payment of the costs incurred in providing investment advisory services. The proposal was approved by shareholders, and the amount of $1,346,174 was released from escrow and was paid to the Adviser on May 13, 2005. The $6,900 representing the distribution fees was also released from escrow and paid to the Portfolios on January 26, 2005. As of December 31, 2005, all funds have been released from the escrow. The Portfolios have received a total of $302,702 from the escrow. The Portfolios will reimburse shareholders that held shares for all or any part of the period from August 1, 2001 through February 29, 2004. The Portfolios have recorded the funds received from the escrow as assets of the Portfolios and have recorded corresponding liabilities to shareholders as of January 26, 2005. These amounts remain as assets and liabilities of the Portfolios as of December 31, 2005. The Board of Directors has approved the calculation methodology for the payments to shareholders which is expected to be made in the first calendar quarter of 2006.

        Administrative Services; Transfer Agent; Custodian
        The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund's assets. The Portfolios have recorded amounts payable to the custodian reflecting overnight overdrafts.

        Distribution Services
        The Fund has selected Nelnet Capital, LLC (the Distributor), a company related through common management to the Adviser and Union Bank & Trust Company, to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

        Pursuant to a shareholder approved distribution plan under Rule 12b-1, Retail Class A shares of each portfolio compensated the distributor for distribution of the Portfolio's Retail shares, in an amount not to exceed .50% per annum of the average daily net assets of the Portfolio's Retail shares. At its meeting held on September 15, 2003, the Board of Directors determined that the distribution plan had terminated by its own terms because a majority of the Fund's independent directors were not present at the Board of Directors meeting held on July 20, 2001, at which the continuation of the distribution plan was approved, as required by Rule 12b-1. A new distribution plan was approved by the Board of Directors and submitted to Retail Class A shareholders for approval. However, the new distribution plan was not approved at the shareholders meeting held on February 26, 2004. The distribution payments made to the Distributor pursuant to Rule 12b-1 during the period from July, 2001 through August, 2004 were paid into the escrow fund described above under "Prior Advisory Agreement."

        Fees
        Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $364,335 and $142,269 for such services.

        At December 31, 2005, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                           Payable to     Payable to
                                            Adviser     Administrator    Total
                                            -------     -------------    -----
        Growth Portfolio                    $41,119       $13,706       $54,825
        Government Securities Portfolio      20,455        10,288        30,743

        Brokerage Services
        In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used Nelnet Capital, LLC, a related party, to effect security trades on their behalf. The Portfolios collectively paid $4,280 in commission to Nelnet Capital, LLC. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

        Ownership of Fund Shares by Management
        At December 31, 2005, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                              Shares      Value
                                                             ---------  --------
          Growth Portfolio Institutional Class                 33,342   $542,480
          Growth Portfolio Retail Class                           849     13,635
          Government Securities Portfolio Institutional Class   8,646     84,044
          Government Securities Portfolio Retail Class              -          -

       At December 31, 2005, UBATCO & Co. held, in nominee name, the following in each Portfolio:

                                                             Shares     Value
                                                          ---------- -----------
       Growth Portfolio Institutional Class                3,873,277 $62,979,487
       Growth Portfolio Retail Class                          23,321     374,530
       Government Securities Portfolio Institutional Class 4,921,917  47,841,033
       Government Securities Portfolio Retail Class            2,728      26,515


5.     SECURITIES TRANSACTIONS
       Purchases of securities and proceeds from sales were as follows for each
       Portfolio:

                                                                     Proceeds
                                          Purchases     Proceeds     From Calls
                                         Of Securities From Sales  & Maturities
                                         ------------- ----------  ------------

         Growth Portfolio                $10,377,833   $13,187,334  $ 500,000
         Government Securities Portfolio   3,133,566     2,058,125  1,165,000

        At December 31, 2005, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      Aggregate Gross
                                                        Unrealized
                                                        ----------
                                             Appreciation         Depreciation
                                             ------------         ------------
         Growth Portfolio                    $14,546,793          $ 1,395,851
         Government Securities Portfolio          95,115              768,629


6.      CAPITAL SHARE TRANSACTIONS
        The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

        Transactions in the capital stock of each Portfolio for the period ended December 31, 2005 were as follows:
                                                 Growth              Growth
                                                Portfolio           Portfolio
                                          Institutional Shares    Retail Shares
                                          --------------------    -------------
            Transactions in shares:
                  Shares sold                  253,316               1,892
                  Shares redeemed             (332,072)             (8,805)
                  Reinvested dividends           1,638                  22
                                               --------             -------
                  Net decrease                 (77,118)             (6,891)
                                               ========             =======

            Transactions in dollars:
                  Dollars sold              $4,063,550             $30,035
                  Dollars redeemed          (5,330,065)           (137,856)
                  Reinvested dividends          26,799                 352
                                           ------------          ----------
                  Net decrease             $(1,239,716)          $(107,469)
                                           ============          ==========

                                                                    Government
                                               Government           Securities
                                          ecurities Portfolio       Portfolio
                                          Institutional Shares    Retail Shares
                                          --------------------    -------------
            Transactions in shares:
                  Shares sold                  408,776                 132
                  Shares redeemed             (671,338)               (579)
                  Reinvested dividends          56,703                  63
                                              ---------               -----
                  Net decrease                (205,859)               (384)
                                              =========               =====

            Transactions in dollars:
                  Dollars sold              $4,001,189              $1,287
                  Dollars redeemed          (6,563,473)             (5,638)
                  Reinvested dividends         553,518                 617
                                           ------------            --------
                  Net decrease             $(2,008,766)            $(3,734)
                                           ============            ========

        Transactions in the capital stock of each Portfolio for the year ended June 30, 2005 were as follows:
                                               Growth             Growth
                                              Portfolio          Portfolio
                                        Institutional Shares   Retail Shares
                                        --------------------   -------------
            Transactions in shares:
                  Shares sold                  558,802               1,046
                  Shares redeemed             (579,485)            (15,085)
                  Reinvested dividends              91                   2
                                               --------           --------
                  Net decrease                 (20,592)            (14,037)
                                               ========           ========

            Transactions in dollars:
                  Dollars sold              $8,285,265           $  15,178
                  Dollars redeemed          (8,605,983)           (212,840)
                  Reinvested dividends           1,395                  22
                                            -----------          ----------
                  Net decrease              $ (319,323)          $(197,640)
                                            ===========         ==========


                                                                   Government
                                             Government            Securities
                                       Securities Portfolio        Portfolio
                                        Institutional Shares      Retail Shares
                                        --------------------      -------------
            Transactions in shares:
                  Shares sold                  899,465                  48
                  Shares redeemed           (1,173,144)             (1,373)
                  Reinvested dividends         109,322                 132
                                              ---------              ------
                  Net decrease                (164,357)             (1,193)
                                              =========             =======

            Transactions in dollars:
                  Dollars sold             $ 8,929,050            $    480
                  Dollars redeemed         (11,650,378)            (13,702)
                  Reinvested dividends       1,084,174               1,305
                                           ------------           ---------
                  Net decrease             $(1,637,154)           $(11,917)
                                           ============           =========

                               STRATUS FUND, INC.
                    APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of Stratus Fund, Inc. (the "Fund") oversees the management of the Fund and its investment portfolios, the Government Securities Portfolio and Growth Portfolio (the "Portfolios"), and as required by law, determines annually whether to approve the continuance of the Investment Advisory Agreement between the Fund and Union Investment Advisors ("UIA"). At a meeting held on July 28, 2005, the Board of Directors (the "Board"), including all of the independent directors, approved the continuance of the Investment Advisory Agreement for another year.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Investment Advisory Agreement.

     o The nature and extent of the advisory services to be provided by UIA. The Board reviewed the services provided by UIA under the Investment Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by UIA under the Investment Advisory Agreement was appropriate and that UIA is currently providing services in accordance with the terms of the Investment Advisory Agreement.

     o The investment performance of the Portfolios. The Board reviewed the performance of the Portfolios during the past one, three, five and ten year periods against the performance of funds advised by other advisors with investment strategies comparable to those of the Portfolios, and the performance of the Portfolios relative to benchmark indices. The Board noted that the performance of the Portfolios was either ahead of or in line with that of funds in their peer group and their benchmark indices.

     o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Portfolios under the Investment Advisory Agreement. The Board compared effective contractual advisory fee rates and total expense ratios for comparable funds at a common asset levels and noted that the advisory expenses and total expenses of the Fund are lower than that of funds advised by other advisors with investment strategies comparable to those of the Portfolios.

     o Overall performance of UIA. The Board considered the overall performance of UIA in providing investment advisory and portfolio administrative services to the Fund, and concluded that such performance was satisfactory.

     o Benefits received by UIA from its relationship with the Fund. UIA reported to the Board that to the extent the Fund's total assets increase, and the size of its security positions increase, lower commissions may be received to the benefit of both the Fund and other investment advisory clients of affiliates of UIA.

     o Profitability of UIA. The Board reviewed information concerning the profitability of UIA and its financial condition. The Board considered the overall profitability of UIA as well as the profitability of UIA in connection with managing the Fund. The Board further considered whether UIA's level of profitability was excessive.

     o Historical relationship between the Fund and UIA. In determining whether to continue the Investment Advisory Agreement for the Fund, the Board also considered the prior relationship between UIA and the Fund, as well as the Board's knowledge of UIA's operations. The Board noted that substantially all of the investors in the Fund have a relationship with Union Bank & Trust Company, an affiliate of UIA.

Taking into account all of these factors, the Board determined that UIA's services, performance and fees were satisfactory and reasonable and that it was not necessary to consider replacing UIA at this time. The Board further determined that the information provided by UIA on comparative expenses and services supported their conclusion that the advisory fees under the Investment Advisory Agreement are reasonable. Accordingly, the Board approved the continuation of the Investment Advisory Agreement.